Consolidated Income Statement - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating revenues
Scheduled revenues	€ 6,930.3	€ 2,652.5	€ 1,036.0
Ancillary revenues	3,844.9	2,148.4	599.8
Total operating revenues	10,775.2	4,800.9	1,635.8
Operating expenses
Fuel and oil	(4,025.7)	(1,699.4)	(542.6)
Airport and handling charges	(1,240.5)	(813.4)	(287.2)
Staff costs	(1,191.4)	(690.1)	(472.2)
Depreciation	(923.2)	(719.4)	(571.0)
Route charges	(903.7)	(551.2)	(187.3)
Marketing, distribution and other	(674.4)	(411.3)	(201.5)
Maintenance, materials and repairs	(373.7)	(255.7)	(206.7)
Aircraft rentals			(6.7)
Total operating expenses	(9,332.6)	(5,140.5)	(2,475.2)
Operating profit/(loss)	1,442.6	(339.6)	(839.4)
Finance expense	(76.8)	(91.4)	(297.1)
Finance income	42.4		16.0
Foreign exchange gain/(loss)	34.3	1.2	11.8
Total other (expense)/income	(0.1)	(90.2)	(269.3)
Profit/(loss) before tax	1,442.5	(429.8)	(1,108.7)
Tax (expense)/credit	(128.7)	189.0	93.6
Profit/(loss) for the year - all attributable to equity holders of parent	€ 1,313.8	€ (240.8)	€ (1,015.1)
Basic earnings/(loss) per ordinary share	€ 1.1557	€ (0.2130)	€ (0.9142)
Diluted earnings/(loss) per ordinary share	€ 1.1529	€ (0.2130)	€ (0.9142)
Number of weighted average ordinary shares (in Ms)	1,136.8	1,130.5	1,110.4
Number of weighted average diluted shares (in Ms)	1,139.6	1,130.5	1,110.4